Schedule of Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contractual term (years)	5 years 7 months 17 days	5 years
Expected dividends
Minimum [Member]
Risk free interest rate	3.54%	1.53%
Expected volatility	53.99%	59.10%
Maximum [Member]
Risk free interest rate	4.93%	4.33%
Expected volatility	69.02%	156.87%